Consolidated Balance Sheets - JPY (¥) ¥ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Current Assets:
Cash and cash equivalents	¥ 1,795,960	¥ 2,718,261
Current portion of investments	1,084	1,063
Trade accounts receivable, net of allowance for doubtful accounts of ¥25,374 thousand and ¥75,269 thousand as of March 31, 2015 and 2016	2,795,855	1,541,422
Prepaid expenses	377,740	156,637
Deferred tax assets	149,495	75,471
Other current assets	294,571	139,547
Total Current Assets	5,414,705	4,632,401
Property and equipment-net	1,120,720	811,964
Capitalized computer software costs-net	919,464	962,224
Goodwill	2,132,137	175,427
Customer relationships—net	1,954,416	372,824
Other intangible assets-net	237,203	72,101
Investments in securities	639,935	512,323
Investments	225,360
Rental deposits	141,071	130,415
Deferred tax assets	45,831	12,172
Other assets	35,813	11,326
TOTAL ASSETS	12,866,655	7,693,177
Current Liabilities:
Trade accounts payable	1,634,514	432,188
Short-term bank borrowing	52,000	36,000
Current portion of long-term debt	703,986	458,243
Accrued income taxes	137,651	94,086
Retirement and severance benefits-current	3,201	5,037
Accrued expenses	752,231	348,430
Deferred tax liabilities		6,165
Other current liabilities	289,957	124,835
Total Current Liabilities	3,573,540	1,504,984
Noncurrent Liabilities:
Long-term debt	3,636,987	775,340
Retirement and severance benefits-noncurrent	56,152	31,087
Deferred tax liabilities	826,545	81,397
Swap liabilities	258,205
Other liabilities	74,678	52,018
Total Noncurrent Liabilities	4,852,567	939,842
COMMITMENTS AND CONTINGENCIES
EQUITY:
Common stock: Authorized 72,000,000 shares; Issued and outstanding, 34,411,360 shares and 35,491,360 shares at March 31, 2015 and 2016, respectively	2,014,712	1,997,214
Additional paid-in capital	1,569,539	1,487,429
Retained earnings	865,610	1,389,551
Accumulated other comprehensive income (loss)	(28,485)	360,739
Treasury stock, at cost—630 shares at March 31, 2015 and 2016	(26)	(26)
Total FRONTEO, Inc. shareholders' equity	4,421,350	5,234,907
NONCONTROLLING INTERESTS	19,198	13,444
Total Equity	4,440,548	5,248,351
TOTAL LIABILITIES AND EQUITY	¥ 12,866,655	¥ 7,693,177